Leases - Summary of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Leases [Abstract]
2023	$ 2,512
2024	4,766
2025	1,856
Total lease payments	9,134
Less: imputed interest	(506)
Present value of lease liability	$ 8,628